Buffalo Flexible Income Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 3.5%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	100,000	1,911,000
Verizon Communications, Inc.	237,000	9,773,880
		11,684,880
Entertainment - 1.1%
Lions Gate Entertainment Corp. - Class B (a)	595,000	5,099,150
Total Communication Services		16,784,030

Consumer Staples - 19.5%
Beverages - 4.7%
Coca-Cola Co.	150,000	9,547,500
PepsiCo, Inc.	80,000	13,194,400
		22,741,900
Consumer Staples Distribution & Retail - 5.3%
Costco Wholesale Corp.	30,000	25,499,700
		$–
Food Products - 3.1%
Conagra Brands, Inc.	100,000	2,842,000
General Mills, Inc.	150,000	9,489,000
Kellanova	50,000	2,884,000
		15,215,000
Household Products - 6.4%
Clorox Co.	50,000	6,823,500
Colgate-Palmolive Co.	25,000	2,426,000
Kimberly-Clark Corp.	70,000	9,674,000
The Procter & Gamble Co.	75,000	12,369,000
		31,292,500
Total Consumer Staples		94,749,100

Energy - 25.9%(b)
Energy Equipment & Services - 1.8%
Schlumberger NV	190,000	8,964,200
		$–
Oil, Gas & Consumable Fuels - 24.1%
APA Corp.	400,000	11,776,000
Chevron Corp.	125,000	19,552,500
ConocoPhillips	165,000	18,872,700
Delek Logistics Partners LP	140,000	5,667,200
Exxon Mobil Corp.	165,000	18,994,800
Hess Corp.	125,000	18,440,000
HF Sinclair Corp.	70,000	3,733,800
Kinder Morgan, Inc.	560,000	11,127,200
Marathon Petroleum Corp.	50,000	8,674,000
		116,838,200
Total Energy		125,802,400

Financials - 9.4%
Banks - 2.5%
Citizens Financial Group, Inc.	108,850	3,921,865
Truist Financial Corp.	210,000	8,158,500
		12,080,365
Insurance - 6.9%
Arthur J. Gallagher & Co.	70,000	18,151,700
The Allstate Corp.	95,000	15,167,700
		33,319,400
Total Financials		45,399,765

Health Care - 15.5%
Biotechnology - 1.4%
Gilead Sciences, Inc.	100,000	6,861,000
		$–
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	75,000	7,793,250
		$–
Pharmaceuticals - 12.5%
Bristol-Myers Squibb Co.	15,000	622,950
Eli Lilly & Co. (c)	35,000	31,688,300
Johnson & Johnson	75,000	10,962,000
Merck & Co., Inc.	80,000	9,904,000
Pfizer Inc.	270,000	7,554,600
		60,731,850
Total Health Care		75,386,100

Industrials - 3.8%
Commercial Services & Supplies - 3.3%
Pitney Bowes Inc.	359,000	1,823,720
Waste Management, Inc.	65,000	13,867,100
		15,690,820
Electrical Equipment - 0.5%
ABB Ltd. - ADR	45,000	2,506,950
Total Industrials		18,197,770

Information Technology - 18.1%
Communications Equipment - 1.7%
Cisco Systems, Inc.	175,000	8,314,250
		$–
IT Services - 2.5%
International Business Machines Corp.	70,000	12,106,500
		$–
Semiconductors & Semiconductor Equipment - 3.5%
QUALCOMM, Inc.	85,000	16,930,300
		$–
Software - 10.4%
Microsoft Corp.	113,000	50,505,350
Total Information Technology		87,856,400

Materials - 1.4%
Chemicals - 0.5%
Dow, Inc.	50,000	2,652,500
		$–
Metals & Mining - 0.9%
BHP Group Ltd. - ADR	15,000	856,350
Rio Tinto PLC - ADR	50,000	3,296,500
		4,152,850
Total Materials		6,805,350
TOTAL COMMON STOCKS (Cost $184,934,587)		470,980,915

REAL ESTATE INVESTMENT TRUSTS - 2.6%	Shares	Value
Specialized REITs - 2.6%
Digital Realty Trust, Inc.	85,300	12,969,865
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,977,727)		12,969,865

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares
Fidelity Government Portfolio - Class Institutional, 5.21% (d)	1,745,684	1,745,684
TOTAL SHORT-TERM INVESTMENTS (Cost $1,745,684)		1,745,684

TOTAL INVESTMENTS - 100.1% (Cost $191,657,998) TOTAL WRITTEN OPTIONS - (0.1)% (Premiums received $166,139)		485,696,464 (329,750)
Liabilities in Excess of Other Assets - (0.0)%		(252,799)
TOTAL NET ASSETS - 100.0%		$485,113,915

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(d)	The rate shown represents the annualized 7-day effective yield as of June 30, 2024.

Buffalo Flexible Income Fund
Schedule of Written Options
June 30, 2024 (Unaudited)

WRITTEN OPTIONS - (0.1)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.1)%
Eli Lilly & Co., Expiration: 08/16/2024; Exercise Price: $870.00	$(4,526,900)	(50)	$(329,750)
TOTAL WRITTEN OPTIONS (Premiums received $166,139)			(329,750)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

INVESTMENT VALUATION (UNAUDITED)

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to Kornitzer Capital Management (“Advisor” or “KCM”), as the Funds’ valuation designee, in accordance with new Rule 2a-5 of the 1940 Act. Some of the factors that may have been or may be considered by KCM in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2024, the Fund did not hold fair valued securities.

Debt securities, including treasury bills, commercial paper, corporate and convertible bonds, bank loans, etc., with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments and conflicts abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by KCM, along with any other relevant factors, in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by KCM. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2024. These assets are measured on a recurring basis.

	Level 1	Level 2	Level 3	Total
Buffalo Flexible Income Fund
Common Stocks	$470,980,915	$–	$–	$470,980,915
Real Estate Investment Trusts	12,969,865	–	–	12,969,865
Short-Term Investments	1,745,684	–	–	1,745,684
Total*	$485,696,464	$–	$–	$485,696,464
Written Options	$(329,750)	$–	$–	$(329,750)
* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2024.

FOREIGN CURRENCY TRANSLATION

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund held written call options with a market value of $(329,750) or (0.1)% of net assets as of June 30, 2024. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2024. The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Funds’ fair valuation guidelines. The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.